Warrants reserve (Details) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Warrants Reserve
Number of share warrants	38,968,037	38,968,037
Weighted average exercise price per share	$ 0.68	$ 0.68
Weighted average remaining contractual life	2 years 6 months	2 years 9 months 18 days